Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Financial Information for Each Reportable Segment

The table below summarizes the financial information for each reportable segment:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(In thousands)
Net revenue
Gaming and Creator Peripherals	$161,555	$70,606	$347,531	$200,084
Gaming Components and Systems	295,548	213,766	798,497	570,535

Total net revenue	$457,103	$284,372	$1,146,028	$770,619

Gross Profit
Gaming and Creator Peripherals	$60,010	$19,948	$120,886	$58,234
Gaming Components and Systems	67,934	40,279	190,744	95,600

Total gross profit	$127,944	$60,227	$311,630	$153,834

Financial information for each reportable segment was as follows:

	Year Ended December 31, 2018(1)	Year Ended December 31, 2019

	(In thousands)
Net revenue
Gaming and Creator Peripherals	$233,536	$294,141
Gaming Components and Systems	704,017	803,033

Total net revenue	$937,553	$1,097,174

Gross Profit
Gaming and Creator Peripherals	$73,489	$81,363
Gaming Components and Systems	119,206	142,924

Total gross profit	$192,695	$224,287

(1)	Reclassified to conform with 2019 presentation.

Summary of Net Revenue By Geographic Region

The following table summarizes our net revenue by geographic region based on the location of the customer:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(In thousands)
Net revenue
Americas	$216,982	$108,318	$517,165	$315,200
Europe and Middle East	162,615	114,118	412,349	287,502
Asia Pacific	77,506	61,936	216,514	167,917

Total net revenue	$457,103	$284,372	$1,146,028	$770,619

The following table reflects revenue by geographic area by customer location:

	Year Ended December 31, 2018	Year Ended December 31, 2019

	(In thousands)
Net revenue
United States	$329,179	$386,944
Other Americas	57,579	73,312
Europe and Middle East	348,798	406,435
Asia Pacific	201,997	230,483

Total net revenue	$937,553	$1,097,174

Summary of Property And Equipment, Net by Country

The following table summarizes property and equipment, net by country:

	September 30, 2020	December 31, 2019
	(In thousands)
United States	$6,532	$6,400
China	5,039	4,998
Taiwan	2,668	2,270
Other countries	1,165	1,697

Total property and equipment, net	$15,404	$15,365

Long-lived assets are comprised primarily of property and equipment, net. The following table presents a summary of property and equipment, net by country:

	December 31, 2018	December 31, 2019

	(In thousands)
United States	$4,394	$6,400
China	6,363	4,998
Taiwan	983	2,270
Other countries	733	1,697

Property and equipment, net	$12,473	$15,365